Note 17 - Segment Information (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
2016
Revenues	$165,682,000	$8,394,000	$-		$174,076,000
Pre-tax income (loss)	4,227,000	(521,000)	(6,175,000)	(a)	(2,469,000)

Identifiable assets	39,467,000	4,304,000	16,775,000	(b)	60,546,000
Depreciation and amortization	760,000	181,000	272,000		1,213,000
Interest	51,000	-	-		51,000
Capital expenditures	127,000	96,000	709,000		932,000

2015
Revenues	$154,797,000	$8,249,000	$-		$163,046,000
Pre-tax income (loss)	4,473,000	(422,000)	(3,573,000)	(a)	478,000

Identifiable assets	41,466,000	4,077,000	17,839,000	(b)	63,382,000
Depreciation and amortization	744,000	113,000	270,000		1,127,000
Interest	13,000	-	-		13,000
Capital expenditures	152,000	40,000	62,000		254,000